Contents of Significant Accounts - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 205,741,681
Depreciation	$ 1,631,773	49,948,589	$ 50,965,120	$ 49,691,035
Ending balance	$ 5,646,736	172,846,595	205,741,681
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		894,222,557	875,822,847
Additions		17,579,689	31,140,639
Disposals		(2,453,877)	(3,261,488)
Disposal of subsidiaries		(233,636)
Transfers and reclassifications		573,884	3,324,557
Exchange effect		2,348,060	(12,803,998)
Ending balance		912,036,677	894,222,557	875,822,847
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		688,480,876	650,839,443
Depreciation		49,948,589	50,965,120
Disposals		(2,387,601)	(3,230,750)
Disposal of subsidiaries		(188,121)
Transfers and reclassifications		0	0
Exchange effect		3,336,339	(10,092,937)
Ending balance		739,190,082	688,480,876	650,839,443
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,314,402
Ending balance		1,314,402	1,314,402
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,314,402	1,314,402
Additions		0	0
Disposals		0	0
Disposal of subsidiaries		0
Transfers and reclassifications		0	0
Exchange effect		0	0
Ending balance		1,314,402	1,314,402	1,314,402
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation		0	0
Disposals		0	0
Disposal of subsidiaries		0
Transfers and reclassifications		0	0
Exchange effect		0	0
Ending balance		0	0	0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		21,112,807
Ending balance		19,841,058	21,112,807
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		38,073,660	37,042,323
Additions		0	0
Disposals		(64,878)	0
Disposal of subsidiaries		0
Transfers and reclassifications		375,854	1,479,439
Exchange effect		(78,334)	(448,102)
Ending balance		38,306,302	38,073,660	37,042,323
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,960,853	15,612,462
Depreciation		1,535,409	1,492,606
Disposals		(57,812)	0
Disposal of subsidiaries		0
Transfers and reclassifications		297	0
Exchange effect		26,497	(144,215)
Ending balance		18,465,244	16,960,853	15,612,462
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		160,497,062
Ending balance		139,213,317	160,497,062
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		826,268,919	785,442,975
Additions		0	0
Disposals		(2,330,437)	(3,200,814)
Disposal of subsidiaries		(224,895)
Transfers and reclassifications		27,447,023	55,836,583
Exchange effect		2,527,895	(11,809,825)
Ending balance		853,688,505	826,268,919	785,442,975
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		665,771,857	629,903,740
Depreciation		47,871,174	48,961,521
Disposals		(2,286,359)	(3,172,320)
Disposal of subsidiaries		(180,843)
Transfers and reclassifications		(3,164)	(7,563)
Exchange effect		3,302,523	(9,913,521)
Ending balance		714,475,188	665,771,857	629,903,740
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		18,751
Ending balance		20,921	18,751
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		75,782	78,314
Additions		0	0
Disposals		(18,363)	(5,774)
Disposal of subsidiaries		0
Transfers and reclassifications		8,884	4,268
Exchange effect		52	(1,026)
Ending balance		66,355	75,782	78,314
Transportation equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		57,031	56,356
Depreciation		6,080	5,639
Disposals		(17,963)	(5,774)
Disposal of subsidiaries		0
Transfers and reclassifications		0	1,587
Exchange effect		286	(777)
Ending balance		45,434	57,031	56,356
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,038,816
Ending balance		1,908,214	2,038,816
Furniture and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,675,798	6,826,957
Additions		0	0
Disposals		(40,199)	(40,115)
Disposal of subsidiaries		(6,515)
Transfers and reclassifications		433,665	924,252
Exchange effect		(5,848)	(35,296)
Ending balance		8,056,901	7,675,798	6,826,957
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,636,982	5,198,998
Depreciation		533,628	502,971
Disposals		(25,467)	(39,914)
Disposal of subsidiaries		(5,264)
Transfers and reclassifications		2,867	5,976
Exchange effect		5,941	(31,049)
Ending balance		6,148,687	5,636,982	5,198,998
Leasehold improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,353
Ending balance		3,869	4,353
Leasehold improvement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		52,557	69,245
Additions		0	0
Disposals		0	(14,785)
Disposal of subsidiaries		(2,226)
Transfers and reclassifications		2,049	1,534
Exchange effect		1,069	(3,437)
Ending balance		53,449	52,557	69,245
Leasehold improvement [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		48,204	61,938
Depreciation		2,298	2,383
Disposals		0	(12,742)
Disposal of subsidiaries		(2,014)
Transfers and reclassifications		0	0
Exchange effect		1,092	(3,375)
Ending balance		49,580	48,204	61,938
Construction in progress and equipment awaiting inspection [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20,755,490
Ending balance		10,544,814	20,755,490
Construction in progress and equipment awaiting inspection [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20,761,439	45,048,631
Additions		17,579,689	31,140,639
Disposals		0	0
Disposal of subsidiaries		0
Transfers and reclassifications		(27,693,591)	(54,921,519)
Exchange effect		(96,774)	(506,312)
Ending balance		10,550,763	20,761,439	45,048,631
Construction in progress and equipment awaiting inspection [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,949	5,949
Depreciation		0	0
Disposals		0	0
Disposal of subsidiaries		0
Transfers and reclassifications		0	0
Exchange effect		0	0
Ending balance		$ 5,949	$ 5,949	$ 5,949